Commitments and Contingencies (Details)			1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 15, 2022 shares	Dec. 13, 2022 shares	Oct. 31, 2022 USD ($)	Jul. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Aug. 14, 2022 USD ($)	Jul. 26, 2022	Jan. 31, 2022 USD ($)	Dec. 31, 2016 USD ($)
Commitments and Contingencies (Details) [Line Items]
Accrued contingent liabilities					$ 22,417,000	$ 22,417,000	$ 16,881,000	$ 6,025,000
Unpaid lease expenses						6,400,000
Legal claims in cash						1,800,000		2,500,000
Settlement payment					1,200,000	1,200,000
Initial settlement payment						1,800,000
Relieved liability					1,200,000	1,200,000
Additional settlement						$ 3,400,000
Reservation received for vehicle						14,000
Unpaid interest						14,000
Purchase obligations							388,672,000
rent expense							2,665,000	2,452,000
Contingent liabilities							16,881,000	5,025,000
Issue stock options (in Shares) | shares	613,259	284,958
Exercise price per share (in Dollars per share) | $ / shares				$ 2.55
Grant date fair value				$ 8,459,000
General and administrative expense					21,732,000	$ 4,265,000	$ 6,309,000	6,082,000
Additional cash					$ 56,207,000	$ 56,207,000						$ 10,000
Interest percentage					15.00%	15.00%	12.00%			10.00%
Reversal of accrued expenses								2,255,000
Unpaid vendor payments								6,082,000
Other Liabilities [Member]
Commitments and Contingencies (Details) [Line Items]
Non-current contingent liabilities								1,000,000
Minimum [Member]
Commitments and Contingencies (Details) [Line Items]
Lease term							3 years
Additional cash									$ 52,000
Maximum [Member]
Commitments and Contingencies (Details) [Line Items]
Lease term							5 years
Additional cash									$ 57,000
Legal Matters [Member]
Commitments and Contingencies (Details) [Line Items]
Accrued contingent liabilities								$ 5,000,000
Settled Legal Matter [Member]
Commitments and Contingencies (Details) [Line Items]
Legal claims in cash				$ 2,850,000
Outstanding Legal Dispute [Member]
Commitments and Contingencies (Details) [Line Items]
Outstanding legal expenses							$ 7,584,000
Outstanding Legal Matter, Breach of Lease [Member]
Commitments and Contingencies (Details) [Line Items]
Related legal dispute							5,400,000
Outstanding Legal Matter, Breach of Service Contract [Member]
Commitments and Contingencies (Details) [Line Items]
Related legal dispute							1,672,000
Outstanding Legal Dispute for Software Infringement [Member]
Commitments and Contingencies (Details) [Line Items]
Related legal dispute							1,200,000
Class A Common Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Issue stock options (in Shares) | shares				847,800
Subsequent Event [Member]
Commitments and Contingencies (Details) [Line Items]
Additional cash			$ 3,400,000
Interest percentage			5.00%
Subsequent Event [Member] | Outstanding Legal Dispute for Breach of Lease [Member]
Commitments and Contingencies (Details) [Line Items]
Pay in cash											$ 1,800,000
Forecast [Member]
Commitments and Contingencies (Details) [Line Items]
Interest percentage			5.00%
Forecast [Member] | Outstanding Legal Dispute for Breach of Lease [Member]
Commitments and Contingencies (Details) [Line Items]
Additional cash			$ 3,400,000
Interest percentage			5.00%
Palantir Technologies Inc. [Member]
Commitments and Contingencies (Details) [Line Items]
Invested amount				$ 25,000,000
Committed to pay hosting fees				$ 47,000,000
Hosting fees							$ 5,333,000
Chief Executive Officer [Member]
Commitments and Contingencies (Details) [Line Items]
Annual base salary reduction						25.00%
Issue stock options (in Shares) | shares	1,130,422
Chief Product And User Ecosystem Officer [Member]
Commitments and Contingencies (Details) [Line Items]
Annual base salary reduction						25.00%